Submission	Apr. 01, 2025
Submission [Line Items]
Central Index Key	0001047862
Registrant Name	Consolidated Edison, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES